STOCK COMPENSATION PLAN - Additional Information (Detail) - Nogin Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award vesting period	4 years
Share based compensation by share based payment award options outstanding weighted average exercise price	$ 2.85	$ 2.95	$ 1.52
Share based compensation by share based payment award options outstanding shares	163,444	137,421	53,200
Share based compensation by share based payment award vested ad exercisable	163,444	137,421	53,200
Allocated share based compensation expense	$ 52	$ 130
Unrecognized stock compensation cost related to nonvested share based compensation arrangements	$ 23	$ 44	$ 1
Period of share based compensation nonvested shares compensation cost expected to recognized	1 year
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted	0	191,590	0
Share based compensation by share based payment award options outstanding shares	196,060	221,060	54,470	54,470
Share based compensation by share based payment award number of shares issued	0	191,590	0
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award number of shares authorized	611,833
Two Thousand And Thirteen Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted	415,773	406,398	557,363